Schedule of Employee Benefit Plans (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions	$ 28,433	$ 23,919	$ 97,826	$ 86,105
Total employee benefit plan expense			11,201	6,272
Total statutory contribution expense	8,487	4,696	505	4,347
EPF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions			9,345	5,176
Total statutory contribution expense	7,083	3,957	474	3,781
SOCSO [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions			1,013	650
Total statutory contribution expense	766	425	14	244
EIS [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions			116	74
Total statutory contribution expense	88	49	2	28
HRDF [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions			728	373
Total statutory contribution expense			15	295
Human Resource Development Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
HRDC contributions
Total statutory contribution expense	$ 550	$ 265